UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/12 (Unaudited)

CORPORATE BONDS AND NOTES (41.8%)(a)
			Principal amount	Value

Basic materials (2.7%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$20,000	$17,475

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			185,000	184,075

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			55,000	58,163

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	145,950

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			115,000	122,763

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			50,000	51,125

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	159,200

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			40,000	39,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			95,000	98,088

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			40,000	40,050

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	147,217

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			65,000	62,442

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			30,000	26,175

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			90,000	89,550

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			45,000	40,613

Hexion U.S. Finance Corp./Hexion Nove Scotia Finance, ULC 144A company guaranty sr. notes 6 5/8s, 2020			40,000	40,500

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			90,000	100,800

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			75,000	83,625

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			100,000	105,000

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	105,000	111,226

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$130,000	135,200

Louisiana-Pacific Corp. 144A sr. unsec. notes 7 1/2s, 2020			55,000	56,100

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			240,000	244,200

Momentive Performance Materials, Inc. notes 9s, 2021			110,000	83,050

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			30,000	29,925

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	68,352

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012 (Canada)			10,000	9,988

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			110,000	116,325

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			120,000	117,900

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			230,000	1

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	55,000	72,644

Resolute Forest Products company guaranty sr. notes 10 1/4s, 2018 (Canada)			$15,000	16,988

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec notes 10s, 2020			45,000	45,450

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			140,000	165,434

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			105,000	106,050

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			35,000	34,738

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			90,000	101,250

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			165,000	193,050

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			65,000	67,113

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020			100,000	101,750

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			110,000	115,500

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			75,000	26,625

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			10,000	7,600

				3,638,370
Capital goods (2.6%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			185,000	197,488

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			160,000	169,600

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			60,000	61,950

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			41,000	45,203

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	100,000	127,346

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$20,000	20,200

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			35,000	38,413

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			80,000	81,400

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			70,000	71,750

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			40,000	41,600

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			50,000	51,125

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	54,813

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)			65,000	63,213

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			115,000	122,763

Exide Technologies sr. notes 8 5/8s, 2018			80,000	59,200

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			180,000	190,800

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			245,000	320,186

Mead Products, LLC/ACCO Brands Corp. 144A company guaranty sr. unsec notes 6 3/4s, 2020			25,000	25,688

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			30,000	31,913

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			13,000	14,365

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			185,000	173,900

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			110,000	114,950

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			100,000	102,750

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			120,000	115,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			115,000	121,325

Ryerson Holding Corp. sr. disc. notes zero %, 2015			125,000	67,813

Ryerson, Inc. company guaranty sr. notes 12s, 2015			220,000	224,400

Silgan Holdings, Inc. 144A sr. notes 5s, 2020			30,000	29,925

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	53,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			90,000	95,625

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			55,000	61,600

Terex Corp. sr. unsec. sub. notes 8s, 2017			125,000	127,188

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			175,000	178,500

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			70,000	71,400

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			79,000	86,900

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			145,000	154,063

				3,568,305
Communication services (5.4%)

Adelphia Communications Corp. escrow bonds zero %, 2012			20,000	150

Adelphia Communications Corp. escrow bonds zero %, 2012			235,000	1,763

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			30,000	33,300

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			85,000	86,488

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			180,000	196,650

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	36,488

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			110,000	117,975

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	97,138

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	75,163

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			75,000	76,781

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			85,000	89,038

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			125,000	131,719

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			100,000	93,000

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			120,000	122,400

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			665,000	512,050

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			110,000	95,975

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			10,000	8,675

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			195,000	178,425

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			115,000	121,325

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	48,319

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			65,000	65,813

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	165,825

Equinix, Inc. sr. unsec. notes 7s, 2021			75,000	80,250

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	36,225

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			85,000	85,213

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			65,000	67,113

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2014			25,000	27,375

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			95,000	96,663

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			130,000	131,950

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			145,000	150,075

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	95,000

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec notes 7 1/4s, 2020 (Bermuda)			80,000	79,400

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			322,187	316,549

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			580,000	569,850

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			85,000	82,663

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	85,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	20,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes FRN 8 5/8s, 2020			85,000	86,700

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			50,000	51,375

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			55,000	59,538

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 7 1/4s, 2022			60,000	60,150

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			165,000	167,475

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			55,000	53,763

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			50,000	52,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			135,000	113,738

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			50,000	53,750

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	175,600

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	76,380

Qwest Corp. notes 6 3/4s, 2021			$130,000	145,431

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			90,000	100,811

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	70,308

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			36,000	39,060

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			94,000	100,345

Sprint Capital Corp. company guaranty 6 7/8s, 2028			295,000	219,038

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			145,000	139,200

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			325,000	297,375

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			210,000	226,800

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			95,000	94,288

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)		CAD	75,000	77,852

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)			$115,000	112,125

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			73,000	80,848

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			80,000	68,400

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			128,062	94,766

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			35,000	36,313

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			95,000	99,988

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	69,225

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			75,000	75,188

				7,375,616
Consumer cyclicals (9.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	15,825

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			105,000	84,525

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			135,000	114,075

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			125,000	105,625

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			200,000	215,000

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			168,000	175,560

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	17,249

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec notes 7s, 2022			85,000	83,300

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			50,000	51,126

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	43,200

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			35,000	35,263

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			65,000	59,963

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			15,000	12,450

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			40,000	33,200

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			10,000	9,125

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			190,000	131,100

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,250

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	47,250

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	51,625

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			40,000	40,900

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			90,000	92,925

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			227,000	153,225

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			30,000	26,100

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			270,000	286,875

Caesars Operating Escrow LLC/Caesars Escrow Corp. 144A sr. sub. notes 8 1/2s, 2020			90,000	89,663

Carmike Cinemas, Inc. 144A company guaranty sr. notes 7 3/8s, 2019			55,000	56,650

CCM Merger, Inc. 144A company guaranty sr. unsec notes 9 1/8s, 2019			80,000	80,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	22,150

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			125,000	113,125

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	200,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			50,000	54,375

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	64,200

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			173,022	185,134

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	103,200

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			180,000	117,000

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			100,000	85,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017			20,000	21,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			95,000	102,125

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020			80,000	76,000

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			205,000	213,713

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			125,000	113,750

DISH DBS Corp. company guaranty 7 1/8s, 2016			15,000	16,050

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			135,000	150,188

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			170,000	175,525

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			110,000	118,800

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			151,000	172,140

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	165,413

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			315,000	398,869

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			200,000	227,662

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			130,000	133,900

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	86,806

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			75,000	82,219

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			80,000	83,600

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			240,000	265,800

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			195,000	193,538

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	91,013

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			50,000	54,125

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			150,000	169,500

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			10,000	11,225

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			30,000	32,250

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			50,000	50,313

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			145,000	150,800

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			100,000	107,000

Limited Brands, Inc. sr. notes 5 5/8s, 2022			50,000	50,438

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			180,000	182,250

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			160,000	185,086

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015			75,000	88,222

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			200,000	15,000

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			130,000	132,275

MGM Resorts International company guaranty sr. notes 9s, 2020			10,000	10,950

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			40,000	40,200

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			140,000	143,763

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	65,000

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	22,500

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,014

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			70,000	74,025

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			225,000	239,065

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			291,450	294,365

Navistar International Corp. sr. notes 8 1/4s, 2021			224,000	235,200

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			140,000	136,850

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			105,000	109,725

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			205,000	220,375

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			125,000	131,875

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			45,000	43,650

Owens Corning company guaranty sr. unsec. notes 9s, 2019			225,000	274,500

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			30,000	33,075

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			150,000	155,250

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	69,875

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			95,000	98,800

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			35,000	37,975

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	149,800

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			80,000	77,000

QVC Inc. 144A sr. notes 7 1/2s, 2019			90,000	97,875

QVC Inc. 144A sr. notes 7 3/8s, 2020			65,000	70,850

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			90,000	87,525

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	25,063

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	33,250

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	25,688

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			140,000	152,250

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			85,000	85,850

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	150,863

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			130,000	121,875

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			40,000	36,850

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	183,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			70,000	70,000

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			90,000	95,400

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			49,000	53,165

Sears Holdings Corp. company guaranty 6 5/8s, 2018			55,000	47,231

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			95,000	104,975

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018			50,000	55,250

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			95,000	96,188

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			40,000	42,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			85,000	87,550

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			30,000	29,925

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			110,000	113,163

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			145,000	157,688

TransUnion Holding Co., Inc. 144A sr. notes 9 5/8s, 2018(PIK)			30,000	31,425

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			120,000	42,900

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			10,000	6,975

Travelport, LLC 144A sr. notes 6.47s, 2016(PIK)			80,000	57,800

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			60,000	38,700

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	60,000	76,254

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$75,000	72,375

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	117,588

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			30,000	30,525

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			50,000	51,125

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			200,000	220,500

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			70,000	76,038

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			145,000	162,763

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			130,000	139,100

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			95,000	95,238

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			210,000	223,125

				13,412,365
Consumer staples (3.2%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	38,238

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			30,000	32,588

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			150,000	154,125

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			30,000	31,050

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	84,656

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			30,000	30,525

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			66,958	72,147

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			80,000	67,600

Claire's Stores, Inc. 144A sr. notes 9s, 2019			95,000	95,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	163,578

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	53,125

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			150,000	161,625

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	139,750

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			75,000	82,453

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	98,919

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			45,000	43,650

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			175,000	190,094

Dole Food Co. sr. notes 13 7/8s, 2014			94,000	107,160

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,619

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	114,581

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	46,856

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	110,000	144,717

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$60,000	68,100

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			40,000	38,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			135,000	124,538

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			70,000	71,750

Libbey Glass, Inc. sr. notes 10s, 2015			8,000	8,520

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			60,000	60,150

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			55,000	59,538

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			40,000	40,700

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			135,000	147,150

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			80,000	85,800

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	45,200

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			65,000	64,350

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			250,000	240,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	38,281

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			95,000	91,200

Service Corporation International sr. notes 7s, 2019			50,000	52,750

Service Corporation International sr. notes 7s, 2017			65,000	72,313

Service Corporation International sr. unsec. notes 7 3/8s, 2014			125,000	136,563

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			130,000	149,500

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	87,125

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			305,000	349,225

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			225,000	243,565

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			40,000	41,700

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			65,000	65,163

				4,370,437
Energy (5.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			45,000	40,388

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			85,000	76,288

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			20,000	24,972

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			75,000	85,003

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			50,000	57,244

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			30,000	25,650

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			110,000	94,325

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			50,000	26,625

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			60,000	62,100

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			65,000	68,250

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			265,000	276,925

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	94,563

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	132,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			35,000	36,925

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			75,000	71,250

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec notes 5 7/8s, 2021			45,000	42,975

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	33,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	99,475

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			110,000	107,250

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	125,100

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	49,125

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			50,000	46,500

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			215,000	215,000

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	130,325

Continental Resources, Inc. 144A company guaranty sr. unsec notes 5s, 2022			110,000	109,175

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	241,500

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec notes 7 1/8s, 2022			40,000	39,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	102,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	66,950

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. notes 6 7/8s, 2019			45,000	46,125

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			195,000	199,875

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			250,000	210,000

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			75,000	77,625

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			85,000	76,075

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			80,000	74,200

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			115,000	113,850

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			185,000	175,750

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	9,650

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			130,000	130,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			99,000	99,000

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			25,000	13,750

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			110,000	110,413

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			25,000	24,969

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			175,000	180,250

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	177,600

Laredo Petroleum, Inc. 144A company guaranty sr. unsec notes 7 3/8s, 2022			40,000	40,900

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			45,000	42,750

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			90,000	91,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			120,000	92,400

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			50,000	52,625

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	95,400

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			95,000	94,525

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			120,000	127,800

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			80,000	85,200

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			185,000	204,888

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,075

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			175,000	174,563

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			190,000	192,850

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			265,000	284,875

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	173,250

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			50,000	48,875

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			70,000	71,750

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			45,000	43,200

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	146,813

Sabine Pass LNG LP notes 7 1/2s, 2016			185,000	195,638

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			245,000	243,775

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016			55,000	59,950

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			5,000	4,850

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			230,000	230,000

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	56,650

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	51,125

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			25,000	26,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	29,925

Whiting Petroleum Corp. company guaranty 7s, 2014			90,000	95,400

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	92,198

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			40,000	38,500

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			145,000	143,731

				7,697,596
Financials (4.6%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, perpetual maturity			195,000	168,188

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			75,000	65,438

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			95,000	93,100

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	92,344

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	69,550

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	67,650

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	71,338

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			40,000	40,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.688s, 2014			65,000	62,266

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	70,200

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			140,000	145,425

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			30,000	30,075

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			105,000	105,131

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			35,000	37,275

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			170,000	192,100

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	76,800

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			105,000	103,425

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			65,000	63,863

CIT Group, Inc. 144A bonds 7s, 2017			444,536	443,981

CIT Group, Inc. 144A bonds 7s, 2016			104,000	103,870

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	140,063

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			100,000	97,250

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			45,000	45,225

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			105,000	111,300

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			110,000	108,625

Dresdner Funding Trust I 144A bonds 8.151s, 2031			140,000	109,900

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			80,000	81,200

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			72,000	82,620

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			175,000	108,500

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	123,699

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	43,800

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			415,000	411,888

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			180,000	182,025

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			115,000	116,150

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	254,100

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			15,000	15,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			45,000	44,213

iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017(R)			85,000	82,025

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	73,125

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			30,000	26,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			50,000	51,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			65,000	64,838

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	93,925

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			30,000	31,200

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			30,000	30,066

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			75,000	76,875

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			50,000	51,125

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			120,000	121,200

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			135,000	139,725

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	53,700

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			135,000	125,381

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			200,000	186,500

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)			265,000	201,400

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			30,000	30,333

SLM Corp. sr. notes Ser. MTN, 8s, 2020			45,000	46,059

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	305,950

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	231,575

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			120,000	119,400

				6,320,179
Health care (2.9%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	98,800

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			90,000	95,738

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			130,000	130,000

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	100,000	130,199

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$130,000	132,763

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			200,000	197,000

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			30,000	30,375

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			160,000	174,000

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			100,000	102,000

Endo Health Solutions, Inc. company guaranty sr. unsec notes 7s, 2019			70,000	73,150

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	94,288

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			170,000	180,838

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017			29,000	31,610

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	237,306

HCA, Inc. sr. notes 6 1/2s, 2020			385,000	404,731

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			110,000	114,675

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			190,000	193,800

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			135,000	126,900

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			120,000	127,800

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			165,000	166,650

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			110,000	97,900

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	100,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	73,850

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	79,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			131,119	132,430

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	90,100

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			15,000	17,100

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			55,000	61,188

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			225,000	227,250

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020			80,000	83,000

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	19,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	44,438

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	120,000

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			4,000	2,770

				3,992,499
Technology (2.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			55,000	58,988

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			105,000	112,613

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			25,000	17,188

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			10,000	8,250

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			85,000	70,125

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			145,000	129,775

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			212,350	194,300

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			45,000	40,725

Epicor Software Corp. company guaranty sr. unsec notes 8 5/8s, 2019			60,000	60,150

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			65,000	71,988

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			45,000	48,994

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			155,000	146,088

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			150,116	149,365

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			190,000	165,300

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			195,000	189,150

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			85,000	85,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			84,000	89,880

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			49,000	52,308

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			155,000	163,138

Iron Mountain, Inc. company guaranty 8 3/4s, 2018			55,000	56,788

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	48,150

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			25,000	26,688

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			446,000	354,570

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018			55,000	60,363

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			60,000	61,800

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			150,000	169,125

Seagate HDD Cayman company guaranty sr. unsec notes 7s, 2021 (Cayman Islands)			55,000	57,750

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			85,000	91,588

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			116,000	119,190

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	97,375

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	128,700

				3,125,412
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	204,000

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			185,000	187,775

CHC Helicopter SA 144A company guaranty sr. notes 9 1/4s, 2020 (Canada)			100,000	97,000

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			170,000	182,750

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			130,000	66,950

				738,475
Utilities and power (2.1%)

AES Corp. (The) sr. unsec. notes 8s, 2020			55,000	61,875

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			85,000	94,350

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			75,000	81,000

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			100,000	106,250

Calpine Corp. 144A sr. notes 7 1/4s, 2017			185,000	195,175

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			95,000	112,072

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			70,000	76,125

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			155,000	165,075

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			175,000	105,875

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			75,000	39,938

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			20,000	11,650

Edison Mission Energy sr. unsec. notes 7.2s, 2019			85,000	44,838

Edison Mission Energy sr. unsec. notes 7s, 2017			40,000	21,400

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	112,500

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	50,850

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			45,000	47,813

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	262,400

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			62,000	66,805

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			155,000	167,400

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			180,000	166,500

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	23,250

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			25,000	27,125

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			45,000	46,238

NRG Energy, Inc. company guaranty 7 3/8s, 2017			100,000	103,375

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	312,813

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			70,000	76,824

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			84,000	97,230

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	18,873

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			75,000	24,750

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			210,353	38,652

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			60,000	40,200

				2,799,221

Total corporate bonds and notes (cost $56,699,807)				$57,038,475

CONVERTIBLE BONDS AND NOTES (28.0%)(a)
			Principal amount	Value

Basic materials (1.0%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$670,000	$696,800

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			645,000	649,838

				1,346,638
Capital goods (2.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			880,000	916,300

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			630,000	628,425

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			1,050,000	924,000

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			655,000	619,794

				3,088,519
Communication services (3.8%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			733,000	691,769

Equinix, Inc. cv. unsec. sub. notes 3s, 2014			890,000	1,385,063

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			1,280,000	1,208,000

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			645,000	894,164

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			1,160,000	217,500

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			515,000	716,494

				5,112,990
Consumer cyclicals (7.7%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	398,985

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			1,270,000	1,263,650

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			954,000	890,798

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			571,000	827,236

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			1,150,000	1,305,250

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			2,280,000	1,387,950

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			1,070,000	1,024,525

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,760,000	1,745,700

PHH Corp. cv. sr. unsec. notes 4s, 2014			890,000	875,538

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			622,000	806,656

				10,526,288
Consumer staples (0.8%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			470,000	497,025

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			618,000	601,005

				1,098,030
Energy (2.3%)

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/4s, 2038			1,380,000	1,061,738

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			530,000	481,306

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			650,000	613,031

Massey Energy Co. cv. company guaranty sr. unsub. notes 3 1/4s, 2015			545,000	459,163

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			670,000	580,388

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	5,000

				3,200,626
Financials (2.8%)

Amtrust Financial Services, Inc. 144A cv. sr. unsec. notes 5 1/2s, 2021			408,000	463,284

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			935,000	944,350

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.968s, 2012(R)			820,000	814,916

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			598,000	801,320

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			920,000	808,450

				3,832,320
Health care (3.2%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			940,000	848,350

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(NON)			763,000	190,750

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(NON)			445,000	146,850

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			1,135,000	801,594

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)			1,010,000	993,588

Illumina, Inc. 144A cv. sr. unsec. notes 1/4s, 2016			360,000	325,350

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			302,000	297,848

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			625,000	721,094

				4,325,424
Technology (3.9%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			1,414,000	1,422,838

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			231,000	241,106

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			1,800,000	2,256,685

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			875,000	771,094

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			695,000	696,303

				5,388,026
Transportation (0.2%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			670,000	337,513

				337,513

Total convertible bonds and notes (cost $38,035,756)				$38,256,374

CONVERTIBLE PREFERRED STOCKS (22.8%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	$657

				657
Communication services (0.9%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,147,086

				1,147,086
Consumer cyclicals (5.8%)

Callaway Golf Co. Ser. B, 7.50% cv. pfd.			6,030	579,634

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			62,060	1,601,924

General Motors Co. Ser. B, $2.375 cv. pfd.			67,775	2,494,967

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			1,170	1,167,075

Nielsen Holdings NV $3.125 cv. pfd.			21,515	1,163,155

Stanley Black & Decker, Inc. $4.75 cv. pfd.			8,247	950,467

				7,957,222
Consumer staples (1.8%)

Bunge, Ltd. $4.875 cv. pfd.			11,750	1,083,703

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)			61,762	552,770

Newell Financial Trust I $2.625 cum. cv. pfd.			18,460	844,545

				2,481,018
Energy (1.3%)

Apache Corp. Ser. D, $3.00 cv. pfd.			13,095	627,742

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,447	1,197,393

				1,825,135
Financials (9.2%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			28,010	717,756

AMG Capital Trust II $2.575 cv. pfd.			31,375	1,311,867

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,448	2,279,700

Citigroup, Inc. $7.50 cv. pfd.			24,615	2,067,660

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			41,435	786,747

Hartford Financial Services Group, Inc. (The) Ser. F, $1.182 cv. pfd.			30,825	593,381

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			20,775	1,108,762

Huntington Bancshares Ser. A, 8.50% cv. pfd.			844	978,196

MetLife, Inc. $3.75 cv. pfd.			14,125	828,573

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,710	1,889,550

				12,562,192
Technology (0.7%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			1,420	937,200

				937,200
Transportation (0.7%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			89,905	918,487

				918,487
Utilities and power (2.4%)

AES Trust III $3.375 cv. pfd.			30,565	1,512,968

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	50,222

Great Plains Energy, Inc. $6.00 cv. pfd.			13,955	831,578

PPL Corp. $4.375 cv. pfd.			16,855	882,359

				3,277,127

Total convertible preferred stocks (cost $33,164,960)				$31,106,124

UNITS (0.9%)(a)			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,232,000

Total units (cost $1,262,210)				$1,232,000

COMMON STOCKS (0.7%)(a)
			Shares	Value

Avis Budget Group, Inc.(NON)			3,210	$47,669

Bohai Bay Litigation, LLC (Escrow)(F)			406	1,267

Chesapeake Energy Corp.			2,190	37,011

CIT Group, Inc.(NON)			936	32,002

Compton Petroleum Corp. (Canada)(NON)			5,645	7,350

Deepocean Group (Shell) (acquired 6/9/11, cost $131,921) (Norway)(RES)			9,082	145,312

DISH Network Corp. Class A			2,080	58,323

FelCor Lodging Trust, Inc.(NON)(R)			8,485	35,213

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,770	56,711

General Motors Co.(NON)			2,830	62,826

Harry & David Holdings, Inc.(F)(NON)			124	11,780

Interpublic Group of Companies, Inc. (The)			6,010	62,444

LyondellBasell Industries NV Class A (Netherlands)			1,400	55,244

Magellan Health Services, Inc.(NON)			7	295

Newfield Exploration Co.(NON)			1,350	40,446

NII Holdings, Inc.(NON)			2,425	27,936

Quicksilver Resources, Inc.(NON)			4,455	19,914

Spectrum Brands Holdings, Inc.(NON)			2,829	97,657

Stallion Oilfield Holdings, Ltd.			693	24,948

Terex Corp.(NON)			2,105	35,006

Trump Entertainment Resorts, Inc.(NON)			152	456

Vantage Drilling Co.(NON)			46,730	70,095

Vertis Holdings, Inc.(F)			481	5

Total common stocks (cost $1,295,388)				$929,910

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			111	$95,176

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	155,856

Total preferred stocks (cost $260,815)				$251,032

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	119	$3,887

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	168,777	40,506

Total warrants (cost $38,280)				$44,393

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014			$54,057	$16,645

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014			20,170	6,211

Total senior loans (cost $72,162)				$22,856

SHORT-TERM INVESTMENTS (4.9%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)			6,752,334	$6,752,334

Total short-term investments (cost $6,752,334)				$6,752,334

TOTAL INVESTMENTS

Total investments (cost $137,581,712)(b)				$135,633,498

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $850,031) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

Bank of America, N.A.
	Canadian Dollar	Sell	6/20/12	$33,873	$35,359	$1,486
Credit Suisse AG
	Euro	Sell	6/20/12	57,502	61,598	4,096
Deutsche Bank AG
	Euro	Sell	6/20/12	117,476	125,904	8,428
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	6/20/12	39,680	41,460	1,780
Westpac Banking Corp.
	Canadian Dollar	Sell	6/20/12	71,714	74,906	3,192
	Euro	Sell	6/20/12	476,828	510,804	33,976

Total						$52,958

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $136,422,797.
(b)	The aggregate identified cost on a tax basis is $137,633,950, resulting in gross unrealized appreciation and depreciation of $7,595,311 and $9,595,763, respectively, or net unrealized depreciation of $2,000,452.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $145,312, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,880 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $16,864,556 and $13,358,317, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $1,400,000 on forward currency contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$111,955	$—	$—
Capital goods	35,006	—	—
Communication services	86,259	—	—
Consumer cyclicals	160,483	456	5
Consumer staples	145,326	—	11,780
Energy	174,816	170,260	1,267
Financials	32,002	—	—
Health care	295	—	—
Total common stocks	746,142	170,716	13,052
Convertible bonds and notes	—	38,256,374	—
Convertible preferred stocks	—	31,105,467	657
Corporate bonds and notes	—	57,038,474	1
Preferred stocks	—	251,032	—
Senior loans	—	22,856	—
Units	—	1,232,000	—
Warrants	—	—	44,393
Short-term investments	6,752,334	—	—

Totals by level	$7,498,476	$128,076,919	$58,103

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$52,958	$—

Totals by level	$—	$52,958	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$52,958	$—
Equity contracts	44,393	—

Total	$97,351	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012